Accounts Payable, Accrued Liabilities, and Other Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities

NOTE 8.Accounts Payable, Accrued Liabilities, and Other Liabilities

The following table summarizes the Company’s accounts payable, accrued liabilities, and other liabilities (in thousands):

	September 30,	December 31,
	2026	2025
Refundable entrance fees	$224,788	$221,147
Other accounts payable and accrued liabilities	97,004	57,024
Accrued dividends and distributions	44,255	—
Accrued construction costs	10,455	6,039
Accounts payable, accrued liabilities, and other liabilities	$376,502	$284,210

NOTE 8.    Accounts Payable, Accrued Liabilities, and Other Liabilities

The following table summarizes the Company’s accounts payable, accrued liabilities, and other liabilities (in thousands):

	December 31,
	2025	2024
Refundable entrance fees	$221,147	$236,563
Other accounts payable and accrued liabilities.	57,024	68,924
Accrued construction costs	6,039	5,961
Accounts payable, accrued liabilities, and other liabilities	$284,210	$311,448